SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY - BALANCE SHEETS (Parenthetical) (Details) - $ / shares	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	8,000,000,000	8,000,000,000
Ordinary shares, shares issued	294,040,234	281,379,130
Ordinary shares, shares outstanding	280,518,358	278,282,366	250,881,559	250,747,255
Treasury stock, shares	3,096,764	3,096,764
Parent Company
BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	8,000,000,000	8,000,000,000
Ordinary shares, shares issued	294,040,234	281,379,130
Ordinary shares, shares outstanding	280,518,358	278,282,366
Treasury stock, shares	3,096,764	(3,096,764)